Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2014
Other Current Assets [Abstract]
Other Current Assets
	December 31, 2014	December 31, 2013
Advances to staff	$118,253	$1,100,551
Loan to third-party companies	2,783,305	163,607
Amount due from related parties	56,177	138,786
Rental Deposit	53,166	110,925
Prepaid expenses	49,614	175,448
Amount due from BSST shareholders	4,498,223	4,908,216
Others	362,789	671,355
Total	$7,921,527	$7,268,888